EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
17	EQUITY

a)	Share capital -

At December 31, 2017, 2016 and 2015 a total of 94,382,317 shares have been issued at US$5 par value each.

b)	Treasury stock -

We present below the treasury stock owned by the Group entities at December 31, 2017, 2016 and 2015:

	2017	2016	2015

Atlantic Security Holding Corporation	14,620,846	14,620,846	14,620,846
Share-based compensation plans, Note 19	276,011	277,436	269,832
Others	5,151	17,255	13,155
	14,902,008	14,915,537	14,903,833

During 2017, 2016 and 2015, the Group bought 132,110, 156,603 and 145,871 shares of Credicorp Ltd., respectively, for a total of US$21.9 million (equivalent to S/71.0 million ), US$20.0 million (equivalent to S/66.5 million ) and US$21.7 million (equivalent to S/72.9 million), respectively.

c)	Reserves -

Certain of the Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. At December 31, 2017, 2016 and 2015, the balance of reserves amounts to approximately S/4,480.3, S/3,987.5 million and S/2,996.7 million, respectively.

At the Board meetings held on February 22, 2017, February 24, 2016 and February 25, 2015, the decision was made to transfer from “Retained earnings” to “Reserves” S/2,355.0 million, S/2,316.4 million and S/1,820.5 million, respectively.

“Other reserves” include unrealized gains (losses) on Available-for-sale investments and on cash flow hedges, net of deferred income tax and non-controlling interest. Movement was as follows:

	Net unrealized gains (losses):
	Reserve for available-for-sale investments	Reserve for cash flow hedges	Foreign exchange translation	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Balances at January 1, 2015	1,223,615	5,937	(206,166)	1,023,386
Decrease in net unrealized gains on Available-for-sale investments	(323,348)	–	–	(323,348)
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(191,716)	–	–	(191,716)
Transfer of the impairment loss on Available-for-sale investments to profit or loss, Note 6(a)	(55,647)	–	–	(55,647)
Change from net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	50,273	–	50,273
Transfer of net realized gains on cash flow hedges to profit or loss, Note 12(b)(ii)	–	(11,160)	–	(11,160)
Foreign exchange translation	–	–	270,907	270,907
Balances at December 31, 2015	652,904	45,050	64,741	762,695
Increase in net unrealized gains on Available-for-sale investments	554,869	–	–	554,869
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(75,444)	–	–	(75,444)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(a)	14,459	–	–	14,459
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	(16,724)	–	(16,724)
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	–	(3,676)	–	(3,676)
Foreign exchange translation	–	–	(26,448)	(26,448)
Balance at December 31, 2016	1,146,788	24,650	38,293	1,209,731
Increase in net unrealized gains on Available-for-sale investments	873,868	–	–	873,868
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(517,006)	–	–	(517,006)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(a)	766	–	–	766
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	(59,709)	–	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	–	2,278	–	2,278
Foreign exchange translation	–	–	(54,334)	(54,334)
Balance at December 31, 2017	1,504,416	(32,781)	(16,041)	1,455,594

d)	Components of other comprehensive income -

The consolidated statement of comprehensive income includes other comprehensive income from available-for-sale investments and from derivative financial instruments used as cash flow hedges; their movements are as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Available-for-sale investments:
Unrealized gains (losses) on available-for-sale investments	873,868	554,869	(323,348)
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(517,006)	(75,444)	(191,716)
Transfer of impairment losses on available-for-sale investments to profit or loss	766	14,459	(55,647)
Sub total	357,628	493,884	(570,711)
Non-controlling interest	4,120	1,799	(46,529)
Income tax	13,962	22,975	(18,503)
	375,710	518,658	(635,743)

Cash flow hedge:
Net (loss) gains on cash flow hedges	(59,709)	(16,724)	50,273
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	2,278	(3,676)	(11,160)
Sub total	(57,431)	(20,400)	39,113
Non-controlling interest	(1,219)	585	–
Income tax	(18,719)	(2,294)	1,956
	(77,369)	(22,109)	41,069

Foreign exchange translation:
Exchange gains or losses	(54,334)	(26,448)	270,907
Non-controlling interest	107	(123)	–
	(54,227)	(26,571)	270,907

e)	Dividend distribution -

At December 31, 2017, 2016 and 2015, Credicorp paid cash dividends, net of the effect of treasury shares, for approximately US$298.1, US$184.7 and US$174.4 million, respectively (equivalent to approximately S/980.0, S/653.3 and S/540.0 million, respectively). In this sense, at December 31, 2017, 2016 and 2015, cash dividend payouts per share totaled US$3.7, US$2.3 and US$1.8, respectively.

Furthermore, at the meeting of the Board of Directors held on October 25, 2017, agreed to pay additional dividends, net of the effect of treasury stock, for approximately US$386.5 million (equivalent to S/1,252.3 million) from the reserves. Said dividends were paid in November 2017.

The Board of Directors Meeting dated February 28, 2018, agreed to declare a cash dividend of S/14.1726 per common share, approximately S/1,337.6 million, corresponding to the 2017 results, which will be paid on May 11, 2018. The cash dividend will be paid in U.S. Dollars using the weighted exchange rate registered by the Superintendent of Banks, Insurance and Pension Funds (Superintendencia de Banca, Seguros y AFP) for the transactions at the close of business on May 9, 2018.

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. At December 31, 2017 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax and at December 31, 2016 and 2015, the withholding rate was 6.8 percent.

f)	Regulatory capital -

At December 31, 2017 and 2016, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Peru, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/21,723.0 million and S/21,174.7 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/3,710.3 million and S/3,915.7 million, respectively, the minimum regulatory capital required by the SBS.